Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 283,873	$ 265,847	$ 260,029	$ 245,072	$ 241,945	$ 228,819	$ 207,984	$ 197,738	$ 1,054,821	$ 876,486	$ 780,449
Operating costs and expenses									950,182	793,885	689,942
Operating (loss) income									104,639	82,601	90,507
Interest expense, net, including amortization of deferred financing costs and note discount									33,812	23,086	22,057
Redemption costs for early extinguishment of debt									9,075
Other expense (income), net									(1,616)	(3,150)	(1,821)
Income (loss) before income taxes									63,368	62,665	70,271
Income tax expense (benefit)									28,174	42,018	27,009
Net income (loss)	4,696	7,593	13,406	9,499	5,716	(8,982)	14,765	9,148	35,194	20,647	43,262
Net (loss) income attributable to noncontrolling interests									(1,946)	(3,169)	(329)
Net income attributable to controlling interests and available to common stockholders	5,522	8,064	13,989	9,565	7,467	(8,408)	15,327	9,430	37,140	23,816	43,591
Other comprehensive income (loss), attributable to controlling interest									(10,012)	32,096	(21,292)
Ccomprehensive income (loss) attributable to controlling interests									27,128	55,912	22,299
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									(11,157)	(8,782)	(10,176)
Operating costs and expenses									(11,232)	(8,362)	(9,230)
Operating (loss) income									75	(420)	(946)
Equity in (earnings) losses of subsidiaries									61,895	81,375	71,102
Other expense (income), net									(387)		(557)
Income (loss) before income taxes									(61,433)	(81,795)	(71,491)
Net income (loss)									(61,433)	(81,795)	(71,491)
Net (loss) income attributable to noncontrolling interests									(1,946)	(3,169)	(329)
Net income attributable to controlling interests and available to common stockholders									(59,487)	(78,626)	(71,162)
Other comprehensive income (loss), attributable to controlling interest									41	(35)	(109)
Ccomprehensive income (loss) attributable to controlling interests									(59,446)	(78,661)	(71,271)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs and expenses									16,606	12,583	11,366
Operating (loss) income									(16,606)	(12,583)	(11,366)
Interest expense, net, including amortization of deferred financing costs and note discount									21,749	10,357	(541)
Redemption costs for early extinguishment of debt									9,075
Equity in (earnings) losses of subsidiaries									(61,342)	(87,874)	(78,992)
Other expense (income), net									(3,807)	5,453	8
Income (loss) before income taxes									17,719	59,481	68,159
Income tax expense (benefit)									(17,013)	38,414	24,508
Net income (loss)									34,732	21,067	43,651
Net income attributable to controlling interests and available to common stockholders									34,732	21,067	43,651
Other comprehensive income (loss), attributable to controlling interest									(4,582)	(11,151)	14,536
Ccomprehensive income (loss) attributable to controlling interests									30,150	9,916	58,187
Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									731,618	665,709	636,328
Operating costs and expenses									619,644	554,235	529,924
Operating (loss) income									111,974	111,474	106,404
Interest expense, net, including amortization of deferred financing costs and note discount									10,352	11,137	21,546
Equity in (earnings) losses of subsidiaries									(553)	6,499	7,890
Other expense (income), net									(6,060)	(3,519)	(4,529)
Income (loss) before income taxes									108,235	97,357	81,497
Income tax expense (benefit)									42,033	3,603	2,561
Net income (loss)									66,202	93,754	78,936
Net income attributable to controlling interests and available to common stockholders									66,202	93,754	78,936
Other comprehensive income (loss), attributable to controlling interest									9,933	39,646	(38,689)
Ccomprehensive income (loss) attributable to controlling interests									76,135	133,400	40,247
Non-Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									334,360	219,559	154,297
Operating costs and expenses									325,164	235,429	157,882
Operating (loss) income									9,196	(15,870)	(3,585)
Interest expense, net, including amortization of deferred financing costs and note discount									1,711	1,592	1,052
Other expense (income), net									8,638	(5,084)	3,257
Income (loss) before income taxes									(1,153)	(12,378)	(7,894)
Income tax expense (benefit)									3,154	1	(60)
Net income (loss)									(4,307)	(12,379)	(7,834)
Net income attributable to controlling interests and available to common stockholders									(4,307)	(12,379)	(7,834)
Other comprehensive income (loss), attributable to controlling interest									(15,404)	3,636	2,970
Ccomprehensive income (loss) attributable to controlling interests									$ (19,711)	$ (8,743)	$ (4,864)